Summary of Significant Accounting Policies (Details 6) - Derivative Financial Instruments, Liabilities [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Fair Value Assumptions, Risk Free Interest Rate			1.38%
Fair Value Assumptions, Expected Volatility Rate	77.07%	75.54%	77.86%
Probability of Future Capital Raises	100.00%	100.00%	100.00%
Minimum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Fair Value Assumptions, Expected Term	1 year 7 months 13 days	2 years	1 year
Fair Value Assumptions, Risk Free Interest Rate	0.21%	0.16%
Maximum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Fair Value Assumptions, Expected Term	3 years 29 days	3 years 3 months 29 days	5 years
Fair Value Assumptions, Risk Free Interest Rate	0.73%	1.31%